Taxes (Details 5) $ in Millions	Jun. 30, 2026 ARS ($)
Operations Center in Argentina [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 259,417
Brazil
Statement [Line Items]
Total cumulative tax loss carry-forwards	229,722
Argentina 1 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	5,831
Argentina 2 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	3,388
Argentina 3 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	13,348
Argentina 4 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	5,512
Argentina 5 [Member]
Statement [Line Items]
Total cumulative tax loss carry-forwards	$ 1,616